Accounts Payable and Accrued Liabilities - Disclosure of detailed information accounts payable and accrued liabilities about explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [abstract]
Trade payables	$ 2,209	$ 737
Accrued liabilities	1,683	981
Lease liability	489	0
Income taxes payable	1,901	0
Other payables and advances	383	1,631
Total	$ 6,664	3,349
Deferred consideration payable		$ 1,500